Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 19, 2018 to

PROSPECTUS DATED March 1, 2018

GLOBAL OPPORTUNISTIC CREDIT FUND:

(i)
NAME CHANGE: Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund. After such date, all references to the Global Opportunistic Credit Fund in the Prospectus listed above are changed to the Opportunistic Credit Fund.

(ii)
PERFORMANCE: Effective January 1, 2019, the Fund’s secondary benchmark, the Global Opportunistic Credit Blended Benchmark, will change from consisting of 60% Bank of America Merrill Lynch Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index to consisting of 50% ICE BofAML Developed Markets High Yield Constrained Index Hedged (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index and 10% Bloomberg Barclays U.S. Corporate Index. As a result of the Fund’s secondary benchmark change, effective January 1, 2019, the Fund’s primary benchmark will change from the ICE BofAML Global High Yield Index (USD hedged) to the Bloomberg Barclays U.S. Universal Index.

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.17%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.46%	1.41%	(0.00)%	1.41%
Class C Shares	0.70%	0.75%	0.71%	2.16%	(0.00)%	2.16%
Class E Shares	0.70%	None	0.71%	1.41%	(0.00)%	1.41%
Class M Shares	0.70%	None	0.46%	1.16%	(0.14)%	1.02%
Class P Shares	0.70%	None	0.31%	1.01%	(0.02)%	0.99%
Class R6 Shares	0.70%	None	0.31%	1.01%	(0.02)%	0.99%
Class S Shares	0.70%	None	0.46%	1.16%	(0.04)%	1.12%
Class T Shares	0.70%	0.25%	0.46%	1.41%	(0.00)%	1.41%
Class Y Shares	0.70%	None	0.26%	0.96%	(0.00)%	0.96%

#
Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.14% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.04% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$996	$1,302	$2,169
Class C Shares	$219	$676	$1,159	$2,493
Class E Shares	$144	$446	$771	$1,691
Class M Shares	$104	$355	$625	$1,397
Class P Shares	$101	$320	$556	$1,234
Class R6 Shares	$101	$320	$556	$1,234
Class S Shares	$114	$365	$634	$1,405
Class T Shares	$390	$685	$1,002	$1,899
Class Y Shares	$98	$306	$531	$1,178

(ii)
The following information is added at the end of the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund:

•
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY:

(ii)
Effective January 1, 2019, RIM will change the Fund’s secondary benchmark from the Russell Developed Index (Net) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 19, 2018 to

PROSPECTUS DATED March 1, 2018

GLOBAL OPPORTUNISTIC CREDIT FUND:

(i)
NAME CHANGE: Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund. After such date, all references to the Global Opportunistic Credit Fund in the Prospectus listed above are changed to the Opportunistic Credit Fund.

(ii)
PERFORMANCE: Effective January 1, 2019, the Fund’s secondary benchmark, the Global Opportunistic Credit Blended Benchmark, will change from consisting of 60% Bank of America Merrill Lynch Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index to consisting of 50% ICE BofAML Developed Markets High Yield Constrained Index Hedged (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index and 10% Bloomberg Barclays U.S. Corporate Index. As a result of the Fund’s secondary benchmark change, effective January 1, 2019, the Fund’s primary benchmark will change from the ICE BofAML Global High Yield Index (USD hedged) to the Bloomberg Barclays U.S. Universal Index.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 19, 2018 to

PROSPECTUS DATED March 1, 2018

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.17%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.46%	1.41%	(0.00)%	1.41%
Class C Shares	0.70%	0.75%	0.71%	2.16%	(0.00)%	2.16%
Class E Shares	0.70%	None	0.71%	1.41%	(0.00)%	1.41%
Class M Shares	0.70%	None	0.46%	1.16%	(0.14)%	1.02%
Class P Shares	0.70%	None	0.31%	1.01%	(0.02)%	0.99%
Class R6 Shares	0.70%	None	0.31%	1.01%	(0.02)%	0.99%
Class S Shares	0.70%	None	0.46%	1.16%	(0.04)%	1.12%
Class T Shares	0.70%	0.25%	0.46%	1.41%	(0.00)%	1.41%
Class Y Shares	0.70%	None	0.26%	0.96%	(0.00)%	0.96%

#
Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.14% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.04% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$996	$1,302	$2,169
Class C Shares	$219	$676	$1,159	$2,493
Class E Shares	$144	$446	$771	$1,691
Class M Shares	$104	$355	$625	$1,397
Class P Shares	$101	$320	$556	$1,234
Class R6 Shares	$101	$320	$556	$1,234
Class S Shares	$114	$365	$634	$1,405
Class T Shares	$390	$685	$1,002	$1,899
Class Y Shares	$98	$306	$531	$1,178

(ii)
The following information is added at the end of the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund:

•
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 19, 2018 to

PROSPECTUS DATED March 1, 2018

GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY:

(ii)
Effective January 1, 2019, RIM will change the Fund’s secondary benchmark from the Russell Developed Index (Net) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.